CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Online business, net	$ 33,292,449	$ 35,330,152	$ 32,169,495
Offline business, net	8,896,702	13,023,535	8,038,739
Total net revenues	42,189,151	48,353,687	40,208,234
Cost of revenues:
Online business	(6,534,883)	(7,643,598)	(6,949,772)
Offline business	(5,182,265)	(5,620,619)	(3,048,618)
Total cost of revenues	(11,717,148)	(13,264,217)	(9,998,390)
Gross profit	30,472,003	35,089,470	30,209,844
Operating income (expenses):
Product development expenses	(14,445,618)	(13,885,922)	(12,317,528)
Sales and marketing expenses	(9,304,028)	(9,446,025)	(9,966,282)
General and administrative expenses	(13,506,506)	(13,095,086)	(10,077,739)
Impairment loss on acquired intangible assets	(115,753)	(1,046,173)
Other operating income	5,020,065	5,708,455	5,511,806
Total operating expenses	(32,351,840)	(31,764,751)	(26,849,743)
Income (loss) from operations	(1,879,837)	3,324,719	3,360,101
Interest income	2,914,372	2,931,511	2,646,967
Other income (expenses), net	(453,379)	770,807	858,869
Impairment loss on investment in equity investees	(1,400,000)	(370,407)	0
Income (loss) before income taxes and share of profit (loss) in equity method investments, net of gain (loss) on disposals	(818,844)	6,656,630	6,865,937
Income tax benefit (expense):
Current	(600,073)	(788,724)	1,279,003
Deferred	2,762,885	(630,339)	(424,099)
Total income tax benefit (expense)	2,162,812	(1,419,063)	854,904
Income before share of profit (loss) in equity method investments, net of gain (loss) on disposals	1,343,968	5,237,567	7,720,841
Share of profit (loss) in equity method investees, net of gain (loss) on disposals	(432,874)	207,766	1,139,650
Net income	911,094	5,445,333	8,860,491
Net income (loss) attributable to noncontrolling interest	(95,363)	4,073	(1,376)
Net income attributable to Taomee Holdings Limited	$ 1,006,457	$ 5,441,260	$ 8,861,867
Earnings per share:
Basic (in dollars per share)	$ 0.001	$ 0.01	$ 0.01
Diluted (in dollars per share)	$ 0.001	$ 0.01	$ 0.01
Weighted average number of shares used in calculating earnings per share:
Basic (in shares)	712,973,565	733,333,891	731,303,362
Diluted (in shares)	719,852,640	746,532,112	753,533,499